REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE AND DEFERRED REVENUE
Schedule of the group's revenues from contracts with customers disaggregated by recognition timing

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Revenues:
Recognized over time	926,479	818,711	701,505	100,314
Recognized at a point in time	91,660	103,490	105,514	15,088
Total revenues	1,018,139	922,201	807,019	115,402